April 30, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549
Attention:	Nicholas Panos, Senior Special Counsel Sebastian Gomez Abero

Re:	Biogen Idec Inc.
Preliminary Proxy Statement on Schedule 14A
Filed April 18, 2008
File No. 000-19311
Dear Messrs. Panos and Abero:
          On behalf of Biogen Idec Inc., (the “Company”), I am writing in response to the comments contained in your letter dated April 28, 2008 (the “Letter”) regarding the Company’s Preliminary Proxy Statement on Schedule 14A filed on April 18, 2008. The responses set forth below are keyed to the numbering of the comments and the headings used in the Letter.
Schedule 14A
General
1.	Your proxy statement, filed as PRE 14A, does not carry the appropriate header tag on EDGAR. Proxy statements involving a contested election of directors must be designated as such by using the header tag PREC14A. Please contact Edgar filer support at 202.551.8900 to make the necessary header tag correction with respect to the above filing.

Securities And Exchange Commission
Mssrs. Panos And Abero
April 30, 2008

Response: We respectfully note the Staff’s comment, have contacted Edgar filer support and will endeavor to make the necessary header tag correction with respect to the above filing.
2.	We note that each of the nominees has consented to serve as a director of Biogen if elected. Disclose, if true, that each of the nominees has consented to being named in the proxy statement. See Rule 14a-4(d).
Response: We respectfully note the Staff’s comment and have revised the referenced language in the Preliminary Proxy Statement.

(Please refer to page 6, paragraph 3, of the marked document.)
3.	Please confirm that you have included all the information required by Item 5(b) of Schedule 14A in your proxy statement, or advise. For example, it does not appear that all of the disclosure required by Items 5(b)(i), (ii) and (vi) has been provided.
Response: We respectfully note the Staff’s comment and have revised the referenced language in the Preliminary Proxy Statement.

(Please refer to pages 7 — 9 and C-1 — C-7 of the marked document.)
Proposal 1 — Election of Directors, page 6
4.	Disclose, if true, that Ms. Schenk has served in her current position since November 2003 or, in the alternative, disclose Ms. Schenk’s business experience from November 2003 until she was appointed to her current position. Also, disclose the name of Ms. Schenk’s employer during the past five years.
Response: We respectfully note the Staff’s comment and have revised the referenced language in the Preliminary Proxy Statement. We respectfully submit that it is implicit in such disclosure that, as an attorney and consultant in private practice, Ms. Schenk has been self-employed since 2003.

(Please refer to page 7, paragraph 2, of the marked document.)
5.	Disclose the name of Ms. Leaming’s independent consulting business and/or revise to indicate, if true, that she is self-employed. In addition, please confirm that she has served as an independent consultant over the past five years or revise.

Securities And Exchange Commission
Mssrs. Panos And Abero
April 30, 2008

Response: We respectfully note the Staff’s comment and have revised the referenced language in the Preliminary Proxy Statement. We respectfully submit that it is implicit in such disclosure that, as an independent consultant, Ms. Leaming is self-employed.

(Please refer to page 7, paragraph 7, of the marked document.)
Manner and Cost of Proxy Solicitation, page 52
6.	Please clarify the class or classes of employees that may be employed in the solicitation of proxies and the manner and nature of their employment for such solicitation. See Item 4(b)(2) of Schedule 14A.
Response: We respectfully note the Staff’s comment and have revised the referenced language in the Preliminary Proxy Statement.

(Please refer to page 52, paragraph 5, of the marked document.)
Proxy
7.	Please revise to indicate that the form of proxy is a preliminary copy. Refer to Rule 14a-6(e)(1).
Response: We respectfully note the Staff’s comment and have revised the referenced language in the preliminary proxy card.

(Please refer to the proxy card that follows Appendix C of the marked document.)
Soliciting Material Pursuant to Rule 14a-12
8.	In future soliciting materials (and in your proxy statement) avoid issuing statements that directly or indirectly impugn character, integrity or personal reputation or make charges of illegal, improper or immoral conduct without factual foundation. Disclose the factual foundation for such assertions or delete the statements. Support for opinions or beliefs should be self-evident, disclosed in your materials or provided to the staff on a supplemental basis. We cite the following examples from your soliciting material filed on April 17, 2008:

Securities And Exchange Commission
Mssrs. Panos And Abero
April 30, 2008

•	“These three individuals have a proven track record of creating value for all Biogen Idec shareholders.”

•	“The Board noted that all four of these highly regarded and accomplished individuals are committed to building on the Company’s strong record of growth and delivering significant value to shareholders.”
Response: We respectfully note the Staff’s comment and hereby provide supplemental support for the opinions and beliefs cited above. With respect to the proven track record of these three individuals, we would simply note the Company’s performance during their tenure. For example, over the last four years, the Company’s stock price has increased at a compounded annual growth rate of 12%, which is only surpassed by two companies in the Company’s peer group of profitable biotech companies. In addition, we respectfully submit that the reputation and accomplishments of these four individuals is reflected in their respective biographies at pages 6-7 of the marked document.
          Pursuant to your request, the Company hereby acknowledges that: (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          Please do not hesitate to contact the undersigned at (212) 848-4204 if we can be of further assistance. We thank you in advance for your customary courtesies.

Very truly yours,
/s/ Stephen G. Vander Stoep

Stephen G. Vander Stoep, Esq. Shearman & Sterling LLP

cc:	Scott Lively, Esq., Associate General Counsel, Corporate, Biogen Idec Inc.
Peter D. Lyons, Esq., Shearman & Sterling LLP
Eliza W. Swann, Esq., Shearman & Sterling LLP